UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

         Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

9/30

Date of reporting period:   06/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value

	COMMON STOCKS - 42.2%
	AUTO MANUFACTURERS - 2.3%
53,100	Ford Motor Co. (a)	$ 915,444

	BANKS - 0.6%
5,000	Citigroup, Inc.	235,500

	BUILDING MATERIALS - 0.7%
22,547	Cemex SAB de CV (ADR) (a) *	298,297

	COAL - 1.0%
15,000	Arch Coal, Inc. (b)	54,750
20,000	Peabody Energy Corp.	327,000
		381,750
	COMMERCIAL SERVICES - 4.6%
20,000	Apollo Group, Inc. - Class A *	625,000
10,000	Iron Mountain, Inc. (a)	354,500
49,800	Western Union Co.	863,532
		1,843,032
	COMPUTERS - 2.5%
10,500	Apple, Inc. (a)	975,765

	ELECTRICS - 2.5%
27,500	Exelon Corp. (a)	1,003,200

	ENTERTAINMENT- 1.1%
20,000	Regal Entertainment Group - Class A (b)	422,000

	INSURANCE - 1.9%
55,000	ING Groep NV (ADR) (a) (b) *	771,100

	INVESTMENT COMPANIES - 2.3%
50,000	Apollo Investment Corp.	430,500
10,000	Ares Capital Corp.	178,600
30,000	Prospect Capital Corp.	318,750
		927,850
	IRON/STEEL - 0.7%
20,000	Vale SA	264,600

	MINING - 0.8%
5,000	BHP Billiton PLC	326,150

	OIL & GAS - 8.0%
6,000	Apache Corp.	603,720
1,000	Cimarex Energy Co.	143,460
10,500	Devon Energy Corp. (a)	833,700
10,000	Ensco PLC	555,700
20,000	Hugoton Royalty Trust	219,600
50,000	Penn West Petroleum, Ltd.	488,000
5,000	Petroleo Brasileiro SA (ADR)	73,150
20,800	Whiting USA Trust II	264,576
		3,181,906
	PRIVATE EQUITY - 3.1%
80,000	American Capital Ltd. *	1,223,200

	REAL ESTATE - 0.6%
10,000	St Joe Co. (b) *	254,300

	RETAIL - 3.6%
4,900	Bed Bath & Beyond, Inc. *	281,162
10,000	Big Lots, Inc. (a) *	457,000
5,000	Family Dollar Stores, Inc. (a)	330,700
2,500	Panera Bread Co. *	374,575
		1,443,437
	SAVINGS & LOANS - 1.0%
25,000	People United Financial, Inc. (a)	379,250

	SEMICONDUCTORS - 0.4%
2,000	First Solar, Inc. *	142,120

	TELECOMMUNICATIONS - 3.4%
20,000	America Movil SAB de CV	415,000
10,000	China Mobile, Ltd. (ADR)	486,100
82,119	Frontier Communications Corp. (a) (b)	479,575
		1,380,675
	TRUCKING & LEASING - 1.1%
10,000	TAL International Group, Inc. (a)	443,600

	TOTAL COMMON STOCKS (Cost $14,486,832)	16,813,176

	EXCHANGE TRADED FUNDS (ETFs) - 20.7%
	DEBT FUNDS - 20.7%
10,000	First Trust High Yield Long/Short ETF (b)	526,100
819,732	Lord Abbett Investment Trust - Short Duration Income Fund	3,729,782
50,000	Vanguard Short-Term Bond ETF	4,017,000
	(Cost $8,299,386)	8,272,882

	LIMITED PARTNERSHIPS - 7.2%
	PIPELINES - 6.1%
14,564	Energy Transfer Partners LP	844,275
10,000	Kinder Morgan Energy Partners LP	822,100
12,500	NuStar Energy LP (a)	775,125
		2,441,500
	PRIVATE EQUITY - 0.6%
7,200	Blackstone Group LP (The)	240,768

	REAL ESTATE - 0.5%
9,000	Brookfield Property Partners LP *	187,830

	TOTAL LIMITED PARTNERSHIPS (Cost $2,355,706)	2,870,098

	PREFERRED STOCK - 9.1%
	BANKS - 1.5%
10,000	Goldman Sachs, 4.00%, Perpetual	204,000
20,000	Morgan Stanley, 4.00%, Perpetual	404,600
		608,600
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
1,500	SLM Corp., 1.94%, 3/15/2014	114,945

	INSURANCE - 0.8%
12,357	PartnerRe Ltd., 6.50%, Perpetual	312,014

	INVESTMENT COMPANIES - 1.0%
15,000	Ares Capital Corp., 7.75%, 10/15/2040	394,500

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.5%
11,100	American Capital Agency Corp., 8.00%, 4/5/2017	288,156
296	Annaly Mortgage Management, 7.50%, 9/13/2017	7,178
15,000	ARMOUR Residential REIT, Inc., 7.875%, 2/12/2018	365,250
10,000	CYS Investments, Inc., 7.75%, 8/3/2017	240,200
8,620	Inland Real Estate Corp., 8.125%, 10/6/2016	229,464
12,300	Invesco Mortgage Capital, Inc., 7.75%, 7/26/2017	304,548
18,396	NorthStar Realty Finance Corp., 8.25%, Perpetual	464,131
12,000	Vornado Realty Trust, 6.875%, 4/20/2016	312,600
		2,211,527

	TOTAL PREFERRED STOCK (Cost - $3,560,880)	3,641,586

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.5%
10,000	American Capital Agency Corp.	234,100
30,000	American Capital Mortgage Investment Corp.	600,600
41,199	American Realty Capital	516,223
17,500	Annaly Capital Management, Inc.	200,025
29,378	Ares Commercial Real Estate Corp.	364,581
30,000	CYS Investments, Inc.	270,600
13,600	Government Properties Income Trust	345,304
20,000	NorthStar Realty Finance Corp. (a)	347,600
10,000	One Liberty Properties, Inc.	213,400
20,302	Silver Bay Realty Trust Corp.	331,329
36,193	Two Harbors Investment Corp.	379,303
	(Cost - $3,796,778)	3,803,065

	SHORT-TERM INVESTMENTS - 12.8%
5,114,284	Fidelity Institutional Treasury Only Money Market Fund, Institutional Class ,0.06%**
	(Cost $5,114,284)	$ 5,114,284

	TOTAL INVESTMENTS IN LONG SECURITIES - 101.5% (Cost $37,613,866) (c)	$ 40,515,091
	TOTAL CALL OPTIONS WRITTEN - (0.9) % (Proceeds $177,080)	(350,305)
	TOTAL PUT OPTIONS WRITTEN - (1.2) % (Proceeds $651,879)	(485,380)
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%	240,226
	TOTAL NET ASSETS - 100.0%	$ 39,919,632

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN - (0.9)% *
35	Apple, Inc.
	Expiration July 2014, Exercise Price $81.43	42,175
100	Big Lots, Inc.
	Expiration July 2014, Exercise Price $40.00	55,000
200	Cemex SAB de CV
	Expiration July 2014, Exercise Price $14.00	4,600
50	Devon Energy Corp.
	Expiration July 2014, Exercise Price $70.00	46,500
100	Exelon Corp.
	Expiration July 2014, Exercise Price $37.00	3,900
50	Family Dollar Stores, Inc.
	Expiration October 2014, Exercise Price $70.00	13,000
200	Ford Motor Company
	Expiration September 2014, Exercise Price $17.00	14,600
500	Frontier Communications
	Expiration August 2014, Exercise Price $6.00	5,000
218	ING Groep NV
	Expiration July 2014, Exercise Price $15.00	2,180
100	Iron Mountain, Inc.
	Expiration July 2014, Exercise Price $27.50	81,000
200	Northstar Realty Finance Corp.
	Expiration September 2014, Exercise Price $16.00	35,000
125	NuStar Energy LP
	Expiration September 2014, Exercise Price $60.00	41,250
100	Peoples United Financial, Inc.
	Expiration August 2014, Exercise Price $15.00	3,500
50	TAL Internal Group, Inc.
	Expiration July 2014, Exercise Price $45.00	2,600
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $177,080)	350,305

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.2)% *
10	Amazon.Com, Inc.
	Expiration July 2014, Exercise Price $280.00	210
10	Amazon.Com, Inc.
	Expiration August 2014, Exercise Price $315.00	11,120
100	America Movil
	Expiration January 2015, Exercise Price $20.00	13,000
100	America Movil
	Expiration August 2014, Exercise Price $19.00	2,000
100	American Capital, Ltd.
	Expiration August 2014, Exercise Price $14.00	2,000
100	American Capital, Ltd.
	Expiration August 2014, Exercise Price $15.00	3,700
200	American Capital, Ltd.
	Expiration January 2015, Exercise Price $15.00	20,800
300	American Realty Capital
	Expiration July 2014, Exercise Price $12.50	7,500
25	American Tower Trust
	Expiration July 2014, Exercise Price $80.00	125
100	Barclays
	Expiration July 2014, Exercise Price $16.00	15,500
100	Barclays PLC (ADR)
	Expiration September 2014, Exercise Price $16.00	15,900
50	Bed Bath & Beyond, Inc.
	Expiration August 2014, Exercise Price $62.50	26,450
200	Blackstone Group LP
	Expiration January 2015, Exercise Price $27.00	13,000
200	Cisco Systems
	Expiration July 2014, Exercise Price $22.00	400
50	Citigroup, Inc.
	Expiration July 2014, Exercise Price $46.00	2,150
50	Citigroup, Inc.
	Expiration September 2014, Exercise Price $49.00	13,700
50	Coach, Inc.
	Expiration January 2015, Exercise Price $42.00	44,600
50	Coach, Inc.
	ExpirationAugust 2014, Exercise Price $41.00	35,500
25	Cooper Cos, Inc.
	Expiration November 2014, Exercise Price $135.00	20,500
50	Devon Energy Corp.
	Expiration July 2014, Exercise Price $65.00	200
50	Expedia, Inc.
	Expiration July 2014, Exercise Price $67.50	300
25	Family Dollar Stores, Inc.
	Expiration July 2014, Exercise Price $60.00	750
200	Ford Motor Co.
	Expiration July 2014, Exercise Price $17.00	2,600
200	Ford Motor Co.
	Expiration August 2014, Exercise Price $16.00	2,400
100	HollyFrontier Corp.
	Expiration September 2014, Exercise Price $45.00	31,000
25	IBM Corp.
	Expiration October 2014, Exercise Price $180.00	16,750
25	IBM Corp.
	Expiration August 2014, Exercise Price $180.00	10,725
300	ING Groep NV
	Expiration October 2014, Exercise Price $14.00	25,500
10	Intuitive Surgical, Inc.
	Expiration July 2014, Exercise Price $400.00	7,500
100	Iron Mountain, Inc.
	Expiration July 2014, Exercise Price $25.00	500
100	King Digital Entertainment PLC
	Expiration August 2014, Exercise Price $15.00	3,000
50	Marathon Petroleum Corp.
	Expiration October 2014, Exercise Price $80.00	30,000
25	Panera Bread Company
	Expiration January 2015, Exercise Price $170.00	63,250
100	Peoples United Financial, Inc.
	Expiration August 2014, Exercise Price $14.00	1,500
300	Petroleo Brasileiro SA
	Expiration January 2015, Exercise Price $10.00	7,800
50	TJX Companies, Inc.
	Expiration October 2014, Exercise Price $55.00	16,500
50	TJX Companies, Inc.
	Expiration July 2014, Exercise Price $55.00	10,600
100	Western Union Co.
	Expiration August 2014, Exercise Price $15.00	1,000
50	Whole Foods Market, Inc.
	Expiration July 2014, Exercise Price $37.00	1,200
50	Whole Foods Market, Inc.
	Expiration August 2014, Exercise Price $36.00	4,150

	TOTAL PUT OPTIONS WRITTEN - (Proceeds $651,879)	$ 485,380

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2014.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at June 30, 2014. Total loaned securities had a market value of $1,361,153 at June 30, 2014.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,618,882, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 4,554,494
	Unrealized depreciation	(1,493,970)
	Net unrealized appreciation	$ 3,060,524
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value

	COMMON STOCKS - 46.5%
	AGRICULTURE- 3.8%
6,200	Universal Corp.	$ 343,170

	COMMERCIAL SERVICES - 0.3%
1,000	Weight Watchers International, Inc. (b)	20,170

	ELECTRICS - 0.4%
600	Cleco Corp.	35,370

	ENERGY- 2.1%
11,260	FutureFuel Corp.	186,803

	FOREST PRODUCTS & PAPER- 3.6%
7,306	Schweitzer/Mauduit International, Inc.	318,980

	HEALTCHCARE - PRODUCTS - 1.8%
28,904	Female Health Co.	159,261

	INVESTMENT COMPANIES - 3.4%
10,000	Apollo Investment Corp.	86,100
20,000	Prospect Capital Corp.	212,500
		298,600
	IRON/STEEL - 3.7%
22,000	Cliffs Natural Resources, Inc. (b)	331,100

	MEDIA - 3.2%
25,976	CTC Media, Inc.	285,996

	METAL FABRICATE/HARDWARE - 1.1%
4,393	Ampco-Pittsburgh Corp.	100,775

	OIL & GAS - 3.3%
5,250	CVR Energy, Inc. (a)	252,998
3,500	Whiting USA Trust II	44,520
		297,518
	METAL FABRICATE/HARDWARE - 3.8%
15,699	Gulf Island Fabrication, Inc.	337,842

	REAL ESTATE - 2.5%
1,000	St. Joe Co. (b) *	25,430
46,200	Xinyuan Real Estate Co., Ltd.	194,964
		220,394
	RETAIL - 8.0%
24,300	American Eagle Outfitters, Inc.	272,646
2,000	Big Lots, Inc. (a) *	91,400
1,000	Bob Evans Farms, Inc.	50,050
500	Buckle, Inc.	22,180
500	Cracker Barrel Old Country Store	49,785
8,283	Destination Maternity Corp.	188,604
2,500	PetMed Express, Inc.	33,700
		708,365
	TELECOMMUNICATIONS - 1.7%
25,355	RF Industries, Ltd.	151,876

	TRANSPORTATION - 3.4%
11,300	Crown Crafts, Inc.	303,292

	TRUCKING & LEASING - 0.4%
1,000	Textainer Group Holdings, Ltd. (b)	38,620

	TOTAL COMMON STOCKS (Cost $4,074,659)	4,138,132

	LIMITED PARTNERSHIPS - 7.1%
	PIPELINES - 2.4%
5,000	Boardwalk Pipeline Partners LP	92,500
2,000	NuStar Energy LP	124,020
		216,520
	OIL & GAS SERVICES - 0.1%
200	Compressco Partners LP	5,470

	REAL ESTATE - 1.2%
5,000	Brookfield Property Partners LP *	104,350

	TRANSPORTATION - 3.4%
7,500	Martin Midstream Partners LP	308,850

	TOTAL LIMITED PARTNERSHIPS (Cost $577,149)	635,190

	PREFERRED STOCK - 0.6%
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.6%
2,339	CYS Investments, Inc., 7.75%, 10/16/2014	56,183
	(Cost $50,463)

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 11.0%
20,000	Ares Commercial Real Estate Corp.	248,200
19,998	CYS Investments, Inc.	180,382
10,000	Inland Real Estate Corp.	106,300
10,000	One Liberty Properties, Inc.	213,400
1,000	Silver Bay Realty Trust Corp.	16,320
20,000	Two Harbors Investment Corp.	209,600
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $972,297)	974,202

	SHORT-TERM INVESTMENTS - 34.9%
3,099,531	Fidelity Institutional Money Market Fund -Prime Money Market Government Portfolio, 0.01%**	3,099,531
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,099,531)	3,099,531

	TOTAL INVESTMENTS IN LONG SECURITIES - 100.1% (Cost $8,774,099) (f)	$ 8,903,238
	TOTAL CALL OPTIONS WRITTEN - (0.1) % (Proceeds $4,776)	(11,550)
	TOTAL PUT OPTIONS WRITTEN - (0.8) % (Proceeds $90,636)	(70,575)
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%	71,119
	TOTAL NET ASSETS - 100.0%	$ 8,892,232

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1)% *
20	Big Lots, Inc.
	Expiration July 2014, Exercise Price $40.00	11,000
10	CVR Energy, Inc.
	Expiration September 2014, Exercise Price $57.50	550
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $4,776)	11,550

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.8)% *
150	American Capital, Ltd.
	Expiration August 2014, Exercise Price $14.00	3,000
50	Ares Commercial Real Estate Corp.
	Expiration August 2014, Exercise Price $12.50	3,250
100	Boardwalk Pipeline Partners LP
	Expiration September 2014, Exercise Price $16.00	5,000
25	Bob Evans Farms, Inc.
	Expiration September 2014, Exercise Price $50.00	9,000
20	Buckle, Inc.
	Expiration September 2014, Exercise Price $45.00	5,400
45	Buckle, Inc.
	Expiration September 2014, Exercise Price $42.50	6,075
10	Cracker Barrel Old Country Store, Inc.
	Expiration September 2014, Exercise Price $95.00	2,600
50	Martin Midstream Partners LP
	Expiration October 2014, Exercise Price $40.00	8,500
150	PetMed Express, Inc.
	Expiration September 2014, Exercise Price $12.50	9,000
10	Sturm Ruger & Co., Inc.
	Expiration July 2014, Exercise Price $55.00	300
20	Sturm Ruger & Co., Inc.
	Expiration October 2014, Exercise Price $52.50	3,900
25	TAL International Group, Inc.
	Expiration July 2014, Exercise Price $40.00	500
20	Texas Roadhouse, Inc.
	Expiration September 2014, Exercise Price $25.00	1,600
10	Weight Watchers Internatoonal, Inc.
	Expiration July 2014, Exercise Price $27.50	7,350
40	Weight Watchers Internatoonal, Inc.
	Expiration July 2014, Exercise Price $16.00	600
50	Weight Watchers Internatoonal, Inc.
	Expiration October 2014, Exercise Price $17.50	4,500
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $90,636)	$ 70,575

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2014
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(c) All or a portion of the security is out on loan at June 30, 2014. Total loaned securities had a market value of $82,497 at June 30, 2014.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,678,686, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 337,673
	Unrealized depreciation	(195,246)
	Net unrealized appreciation	$ 142,427

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 16,813,176	$ -	$ -	$ 16,813,176
Exchange Traded Funds	8,272,882	-	-	8,272,882
Limited Partnerships	2,870,098			2,870,098
Preferred Stock	3,641,586	-	-	3,641,586
REITs	3,803,065	-	-	3,803,065
Short-Term Investments	5,114,284	-	-	5,114,284
Total	$ 40,515,091	$ -	$ -	$ 40,515,091

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (350,305)	$	$ -	$ (350,305)
Put Options Written	(485,380)		-	(485,380)
Total	$ (835,685)	$ -	$ -	$ (835,685)

Camelot Excalibur Small Cap Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 4,138,132	$ -	$ -	$ 4,138,132
Limited Partnerships	635,190			635,190
Preferred Stock	-	-	-	-
REITs	974,202	-	-	974,202
Short-Term Investments	3,099,531	-	-	3,099,531
Total	$ 8,847,055	$ -	$ -	$ 8,847,055

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (11,550)	$ -	$ -	$ (11,550)
Put Options Written	(70,575)	-	-	(70,575)
Total	$ (82,125)	$ -	$ -	$ (82,125)

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2014, the amount of unrealized appreciation (depreciation) on option contracts subject to equity price risk amounted to $(6,727) and $13,287 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2014, Fidelity Investments, Inc. held 34.9% of the  Camelot Excalibur Small Cap Income Fund and may be deemed to control the Fund.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/26/14

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/26/14